Annual Fund Operating Expenses - Great-West SecureFoundation Balanced ETF Fund - A	Apr. 30, 2021	[1]
Operating Expenses:
Management Fees	0.16%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.48%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%	[2]
Fee Waiver and Expense Reimbursement	0.41%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.28%

[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on April 30, 2021.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund, including Distribution and Service (12b-1) Fees as of December 31, 2020, and does not include Acquired Fund Fees and Expenses.
[3]	The investment adviser has contractually agreed to reduce its management fee or pay the Fund an amount equal to the amount by which any ordinary operating expenses, excluding advisory fees payable to the investment adviser, distribution and service fees pursuant to a Rule 12b-1 or successor plan, interest, taxes, brokerage and transaction costs, other investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund’s business, indirect expenses (including, without limitation, acquired fund fees and expenses), and expenses of any counsel or other persons or services retained by Great-West Funds’ Independent Directors (“Other Expenses”) incurred by the Fund that exceeds an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (“Expense Limit”). The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses, plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.